Investments (Tables)	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Investment Portfolio by Major Security Type
The following tables present the composition of our investment portfolio by major security type, consistent with our classification of how we manage, monitor, and measure the portfolio. Our securities are reported in our consolidated balance sheets at fair value. The changes in fair value for our fixed-maturity securities (other than hybrid securities) are reported as a component of accumulated other comprehensive income, net of deferred income taxes, in our consolidated balance sheets. The net holding period gains (losses) reported below represent the inception-to-date changes in fair value of the securities. The changes in the net holding period gains (losses) between periods for the hybrid securities and equity securities are recorded as a component of net realized gains (losses) on securities in our consolidated statements of comprehensive income.

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Holding Period Gains (Losses)	Fair Value	% of Total Fair Value
December 31, 2020
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$12,437.9	$305.8	$(3.7)	$0	$12,740.0	26.8%
State and local government obligations	3,099.4	123.1	(0.7)	0	3,221.8	6.8
Corporate debt securities	9,579.7	601.7	(0.1)	3.9	10,185.2	21.4
Residential mortgage-backed securities	503.3	7.1	(0.9)	0	509.5	1.1
Commercial mortgage-backed securities	6,042.6	142.5	(10.0)	0	6,175.1	13.0
Other asset-backed securities	3,745.0	40.1	(0.5)	0	3,784.6	7.9
Redeemable preferred stocks	181.2	3.6	(1.4)	11.3	194.7	0.4
Total fixed maturities	35,589.1	1,223.9	(17.3)	15.2	36,810.9	77.4
Short-term investments	5,218.5	0	0	0	5,218.5	11.0
Total available-for-sale securities	40,807.6	1,223.9	(17.3)	15.2	42,029.4	88.4
Equity securities:
Nonredeemable preferred stocks	1,358.7	0	0	89.2	1,447.9	3.1
Common equities	1,187.3	0	0	2,865.7	4,053.0	8.5
Total equity securities	2,546.0	0	0	2,954.9	5,500.9	11.6
Total portfolio[1]	$43,353.6	$1,223.9	$(17.3)	$2,970.1	$47,530.3	100.0%

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Holding Period Gains (Losses)	Fair Value	% of Total Fair Value
December 31, 2019
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$13,100.7	$194.1	$(43.7)	$0	$13,251.1	33.7%
State and local government obligations	1,686.0	30.0	(2.7)	0	1,713.3	4.4
Corporate debt securities	6,860.3	206.6	(0.5)	1.3	7,067.7	18.0
Residential mortgage-backed securities	625.0	4.5	(2.0)	0	627.5	1.6
Commercial mortgage-backed securities	5,020.7	61.5	(6.0)	0	5,076.2	12.9
Other asset-backed securities	5,164.7	16.2	(1.4)	0	5,179.5	13.2
Redeemable preferred stocks	185.7	4.1	(1.3)	6.5	195.0	0.5
Total fixed maturities	32,643.1	517.0	(57.6)	7.8	33,110.3	84.3
Short-term investments	1,798.8	0	0	0	1,798.8	4.6
Total available-for-sale securities	34,441.9	517.0	(57.6)	7.8	34,909.1	88.9
Equity securities:
Nonredeemable preferred stocks	971.3	0	0	67.6	1,038.9	2.7
Common equities	1,125.5	0	0	2,180.8	3,306.3	8.4
Total equity securities	2,096.8	0	0	2,248.4	4,345.2	11.1
Total portfolio[1]	$36,538.7	$517.0	$(57.6)	$2,256.2	$39,254.3	100.0%
[1] Our portfolio reflects the effect of net unsettled security transactions; at December 31, 2020, $95.5 million was included in “other liabilities,” compared to $11.9 million at December 31, 2019.
The total fair value of the portfolio at December 31, 2020 and 2019 included $6.2 billion and $3.2 billion, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions. A portion of these investments were sold and proceeds used to pay our common share dividends; see Note 14 – Dividends for additional information.

Hybrid Securities	Certain securities in our fixed maturities portfolio are accounted for as hybrid securities because they contain embedded derivatives that are not deemed to be clearly and closely related to the host investments. These securities are reported at fair value at December 31:

(millions)	2020	2019
Fixed Maturities:
State and local government obligations	$0	$3.5
Corporate debt securities	188.4	91.2
Other asset-backed securities	34.8	2.6
Redeemable preferred stocks	131.4	92.1
Total hybrid securities	$354.6	$189.4

Composition of Fixed Maturities by Maturity	The composition of fixed maturities by maturity at December 31, 2020, was:

(millions)	Cost	Fair Value
Less than one year	$5,734.9	$5,765.4
One to five years	20,769.2	21,377.3
Five to ten years	8,939.8	9,512.2
Ten years or greater	145.2	156.0
Total	$35,589.1	$36,810.9

Gross Unrealized Losses by Major Security	The following tables show the composition of gross unrealized losses by major security type and by the length of time that individual securities have been in a continuous unrealized loss position:

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Unrealized Losses	No. of Sec.	Fair Value	Unrealized Losses
December 31, 2020
U.S. government obligations	9	$1,511.0	$(3.7)	9	$1,511.0	$(3.7)	0	$0	$0
State and local government obligations	30	208.7	(0.7)	30	208.7	(0.7)	0	0	0
Corporate debt securities	7	129.4	(0.1)	7	129.4	(0.1)	0	0	0
Residential mortgage-backed securities	21	44.4	(0.9)	0	0	0	21	44.4	(0.9)
Commercial mortgage-backed securities	43	893.3	(10.0)	9	93.6	(0.3)	34	799.7	(9.7)
Other asset-backed securities	22	183.7	(0.5)	9	74.4	(0.1)	13	109.3	(0.4)
Redeemable preferred stocks	1	11.0	(1.4)	0	0	0	1	11.0	(1.4)
Total fixed maturities	133	$2,981.5	$(17.3)	64	$2,017.1	$(4.9)	69	$964.4	$(12.4)

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Unrealized Losses	No. of Sec.	Fair Value	Unrealized Losses
December 31, 2019
U.S. government obligations	23	$5,152.4	$(43.7)	19	$5,057.2	$(43.6)	4	$95.2	$(0.1)
State and local government obligations	67	314.3	(2.7)	52	287.5	(2.6)	15	26.8	(0.1)
Corporate debt securities	16	247.6	(0.5)	12	191.4	(0.5)	4	56.2	0
Residential mortgage-backed securities	41	292.8	(2.0)	12	163.7	(0.9)	29	129.1	(1.1)
Commercial mortgage-backed securities	98	1,742.4	(6.0)	79	1,400.0	(5.3)	19	342.4	(0.7)
Other asset-backed securities	61	1,000.6	(1.4)	43	938.5	(0.9)	18	62.1	(0.5)
Redeemable preferred stocks	1	11.2	(1.3)	0	0	0	1	11.2	(1.3)
Total fixed maturities	307	$8,761.3	$(57.6)	217	$8,038.3	$(53.8)	90	$723.0	$(3.8)

Components of Net Realized Gains (Losses)	The components of net realized gains (losses) for the years ended December 31, were:

(millions)	2020	2019	2018
Gross realized gains on security sales
Available-for-sale securities:
U.S. government obligations	$612.5	$164.4	$6.7
State and local government obligations	102.4	6.1	9.5
Corporate and other debt securities	161.9	100.1	2.4
Residential mortgage-backed securities	0	0.2	0
Commercial mortgage-backed securities	23.7	8.1	2.0
Other asset-backed securities	0.2	0.8	0.1
Redeemable preferred stocks	0	2.2	4.5
Total available-for-sale securities	900.7	281.9	25.2
Equity securities:
Nonredeemable preferred stocks	24.4	36.2	4.1
Common equities	88.6	61.7	286.6
Total equity securities	113.0	97.9	290.7
Subtotal gross realized gains on security sales	1,013.7	379.8	315.9
Gross realized losses on security sales
Available-for-sale securities:
U.S. government obligations	(9.6)	(20.4)	(98.7)
State and local government obligations	(0.7)	(0.7)	(2.9)
Corporate and other debt securities	(6.5)	(7.9)	(10.4)
Residential mortgage-backed securities	0	(2.3)	(0.1)
Commercial mortgage-backed securities	(12.8)	(2.2)	(6.3)
Other asset-backed securities	0	(0.1)	(1.1)
Redeemable preferred stocks	0	(0.4)	(0.1)
Total available-for-sale securities	(29.6)	(34.0)	(119.6)
Equity securities:
Nonredeemable preferred stocks	(8.7)	(3.2)	(3.9)
Common equities	(60.7)	(8.0)	(21.7)
Total equity securities	(69.4)	(11.2)	(25.6)
Subtotal gross realized losses on security sales	(99.0)	(45.2)	(145.2)
Net realized gains (losses) on security sales
Available-for-sale securities:
U.S. government obligations	602.9	144.0	(92.0)
State and local government obligations	101.7	5.4	6.6
Corporate and other debt securities	155.4	92.2	(8.0)
Residential mortgage-backed securities	0	(2.1)	(0.1)
Commercial mortgage-backed securities	10.9	5.9	(4.3)
Other asset-backed securities	0.2	0.7	(1.0)
Redeemable preferred stocks	0	1.8	4.4
Total available-for-sale securities	871.1	247.9	(94.4)
Equity securities:
Nonredeemable preferred stocks	15.7	33.0	0.2
Common equities	27.9	53.7	264.9
Total equity securities	43.6	86.7	265.1
Subtotal net realized gains (losses) on security sales	914.7	334.6	170.7
Net holding period gains (losses)
Hybrid securities	7.4	18.0	(10.4)
Equity securities	706.5	739.9	(497.5)
Derivatives	1.4	0	0
Subtotal net holding period gains (losses)	715.3	757.9	(507.9)
Other-than-temporary impairment losses
Other asset impairment	0	(63.3)	(68.3)
Subtotal other-than-temporary impairment losses	0	(63.3)	(68.3)
Total net realized gains (losses) on securities	$1,630.0	$1,029.2	$(405.5)

Components of Equity Realized Gains (Losses)
The following table reflects our holding period realized gains (losses) on equity securities recognized for the respective years ended December 31, for equity securities held at the respective year end:

(millions)	2020	2019	2018
Total net gains (losses) recognized during the period on equity securities	$750.1	$826.6	$(232.4)
Less: Net gains (losses) recognized on equity securities sold during the period	43.6	86.7	265.1
Net holding period gains (losses) recognized during the period on equity securities held at period end	$706.5	$739.9	$(497.5)

Components of Net Investment Income	The components of net investment income for the years ended December 31, were:

(millions)	2020	2019	2018
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$166.3	$268.6	$196.8
State and local government obligations	62.7	36.5	37.7
Corporate debt securities	284.0	268.9	217.9
Residential mortgage-backed securities	11.8	21.6	27.6
Commercial mortgage-backed securities	152.9	150.1	93.9
Other asset-backed securities	96.7	117.3	75.7
Redeemable preferred stocks	14.9	19.0	12.3
Total fixed maturities	789.3	882.0	661.9
Short-term investments	29.0	41.7	52.9
Total available-for-sale securities	818.3	923.7	714.8
Equity securities:
Nonredeemable preferred stocks	60.6	61.8	45.9
Common equities	57.7	56.5	59.8
Total equity securities	118.3	118.3	105.7
Investment income	936.6	1,042.0	820.5
Investment expenses	(20.0)	(24.6)	(24.3)
Net investment income	$916.6	$1,017.4	$796.2